Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of carrying amounts of the Company´s right of use assets and lease and the movements during the years
The carrying amount of the Company’s
right-of-use
assets and lease liabilities, as well as the changes for the years ended December 2022, and 2021, are detailed below:

	Right-of-use assets			Total lease liabilities
	Buildings	Plant and machinery	Total
Amounts as of December 31, 2021	1,211	25,243	26,454	(27,074)

Additions	—	449	449	(449)
Re-estimations	348	9,206	9,554	(9,554)
Depreciation (1)	(573)	(9,656)	(10,229)	—
Payments	—	—	—	11,494
Interest expense (2)	—	—	—	(3,611)

Amounts as of December 31, 2022	986	25,242	26,228	(29,194)

(1)	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,827.
(2)	Including drilling agreements capitalized as “ W orks in progress” for 1,686.

	Right-of-use assets			Total lease liabilities
	Buildings	Plant and machinery	Total
Amounts as of December 31, 2020	1,319	21,259	22,578	(23,681)

Additions	—	7,162	7,162	(7,162)
Re-estimations	367	1,958	2,325	(2,242)
Depreciation (1)	(475)	(5,136)	(5,611)	—
Payments	—	—	—	8,911
Interest expense (2)	—	—	—	(2,900)

Amounts as of December 31, 2021	1,211	25,243	26,454	(27,074)

(1)	Including the depreciation of drilling services capitalized as “ W orks in progress” for 1,902.
(2)	Including drilling agreements capitalized as “ W orks in progress” for 1,821.